Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Issued During Period, Value, Other	$ 114,163
Loans and Leases Receivable, Related Parties	1,322,090	0
Common Stock [Member]
Stock Issued During Period, Shares, Other	901,546
Stock Issued During Period, Value, Other	$ 1,352